Summary Prospectus Supplement	October 30, 2012

Putnam Global Sector Fund Summary Prospectus dated February 29, 2012

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Aaron Cooper, Sheba Alexander, Isabel Buccellati, Jacquelyne Cavanaugh, Kelsey Chen, Steven Curbow, Christopher Eitzmann, Vivek Gandhi, Brian Hertzog, Greg Kelly, David Morgan, Ferat Ongoren, Nathaniel Salter and Walter Scully.

Ms. Buccellati joined the fund in September 2012 and is an Analyst.

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